U.S. SECURITIES AND EXCHANGE COMMISSION

                                    Washington, D.C.  20549



                                             FORM 24F-2

                              Annual Notice of Securities Sold

                                     Pursuant to Rule 24f-2



                Read instructions at end of Form before preparing Form.

                                   Please print or type.



 1.  Name and address of issuer:



        The Govett Funds, Inc.
        250 Montgomery Street
        San Francisco, CA 94104

 2. Name of each series or class of funds for which this notice is filed:



        Govett Emerging Markets Fund            Govett Smaller Companies Fund
        Govett Global Income Fund               Govett Pacific Strategy Fund
        Govett International Equity Fund        Govett Latin America Fund
        Govett Developing Markets Bond Fund

 3.  Investment Company Act File Number: 811-6229
     Securities Act File Number:  33-37783

 4.  Last day of fiscal year for which this notice is filed:
December 31, 1995

 5.  Check box if this notice is being filed more than 180 days
after the close      of the issuer's fiscal year for purposes of
reporting securities sold after      the close of the fiscal
year but before termination of the issuer's 24f-2 declaration: [ ]

 6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), ifapplicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


     NONE

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


     NONE

 9. Number and aggregate sale price of securities sold during the fiscal year:

     Number of shares:  33,776,033     Aggregate sale price: $742,969,485


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:



     Number of shares:  33,776,033      Aggregate sale price:$742,969,485



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



        Number of shares:  1,420,195        Aggregate sale price: $35,003,023



12.  Calculation of registration fee:



     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                  $     742,969,485



     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):      + 35,003,023



     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if applicable):   - 460,440,116



     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):    +

     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
                reliance on rule 24f-2 [line (i), plus
                line (ii), less line (iii), plus line
                (iv)] (if applicable):                          317,532,392



     (vi)       Multiplier prescribed by Section 6(b)
                of the Securities Act of 1933 or other
                applicable law or regulation (see
                Instruction C.6):                             x       1/2900



      (vii)     Fee due [line (i) or line (v) multiplied
                by line (vi)]:                            $      109,493.92



INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's
lockbox depository      as described in section 3a of the
Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).  [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 23, 1996



                                            SIGNATURES



     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/Alice L. Schulman

                                                _________________________



                    Alice L. Schulman, Secretary of the Company





        Date: February 26, 1996



 *Please print the name and title of the signing officer below the signature.